Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

26. Revenue

Revenue is comprised of the following:

For the years ended December 31	2023	2022
Revenue from contracts with customers
Streaming and related interests
Gold	$74,743	$50,222
Silver	74,275	61,051
Other	8,139	10,301
Royalty Interests	46,867	28,705
Revenue – other	—	1,606
Total revenues	$204,024	$151,885

Stream and royalty interest revenues were mainly earned from the following mineral interests:

For the years ended December 31	2023	2022
Revenue from contracts with customers
Streaming and related interests
Cerro Lindo	$45,602	$46,742
Northparkes	28,337	25,316
Altan Tsagaan Ovoo	19,030	15,503
RBPlat	12,487	13,817
Moss	12,071	—
Buriticá	11,352	9,150
Auramet	9,794	—
Renard	7,735	9,437
La Colorada	5,149	—
Other	5,600	1,609
	$157,157	$121,574
Royalty Interests
Fosterville	$9,923	$15,275
Beta Hunt	9,498	—
Young-Davidson	5,218	5,602
Camino Rojo	4,459	—
Florida Canyon	4,098	—
Dargues	3,094	4,218
Agbaou	2,570	—
Stawell	1,621	1,269
Other	6,386	2,341
	$46,867	$28,705
Revenue from contracts with customers	$204,024	$150,279
Revenue – other	$—	$1,606
Total revenues	$204,024	$151,885